Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Muhlenkamp Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Muhlenkamp Fund
Average Annual Return, Percent	10.95%	13.42%	7.16%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%	13.10%
CONSUMER PRICE INDEX-CPI - UNADJUSTED IDX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CONSUMER PRICE INDEX-CPI - UNADJUSTED IDX
Average Annual Return, Percent	2.89%	4.20%	3.00%